Share capital and reserves (Details) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Number of shares	197,314,600	197,092,402	196,523,101
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares	197,314,600	197,092,402
Share price	$ 0	$ 0